May 01, 2017

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED DECEMBER 5, 2017

TO THE

PROSPECTUS DATED MAY 1, 2017

INVESCO MID CAP VALUE PORTFOLIO

The Board of Trustees of Brighthouse Funds Trust I (the “Trust”) has approved a change of subadviser for the Invesco Mid Cap Value Portfolio (the “Portfolio”) from Invesco Advisors, Inc. (“Invesco”) to Victory Capital Management Inc. (“Victory”) to be effective on or about December 15, 2017, pursuant to a new subadvisory agreement between the Trust’s investment adviser, Brighthouse Investment Advisers, LLC, and Victory. Effective on or about December 15, 2017, the name of the Portfolio will change to Victory Sycamore Mid Cap Value Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Prospectus will change to the Portfolio’s new name and references to Invesco as the Portfolio’s subadviser contained in the Prospectus will change to Victory. The Insurance Companies (as defined in the Prospectus) may temporarily continue to refer to Invesco as the Portfolio’s subadviser and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the Portfolio’s Prospectus are effective on or about December 15, 2017:

In the Portfolio Summary, the information in the section entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

Victory Capital Management Inc. (“Victory” or “Subadviser”), subadviser to the Portfolio, pursues the Portfolio’s investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap Index. The Portfolio may invest a portion of its assets in equity securities of foreign companies traded in the U.S., including American Depositary Receipts and Global Depositary Receipts (ADRs and GDRs).

As of December 31, 2016, the Russell MidCap Index included companies with approximate market capitalizations between $203 million and $57.5 billion. The market conditions of companies in the index change with market conditions and the composition of the index.

The Subadviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The Subadviser uses a bottom-up investment process in conducting fundamental analysis to identify companies that have sustainable returns, a stock price trading below the Subadviser’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The Subadviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, if the fundamentals of the company deteriorate, when the Portfolio must meet redemptions or for other reasons.

In the Portfolio Summary, in the section entitled “Principal Risks,” information related to “Real Estate Investment Risk” and “Derivatives Risk” are deleted in their entirety.

In the Portfolio Summary, the following disclosure is added at the end of the first paragraph of the section entitled “Past Performance”:

Effective December 15, 2017, Victory became the subadviser to the Portfolio. Investment performance prior to that date is attributable to the former investment subadviser to the Portfolio, using principal investment strategies that differed from those discussed above.